Note 14 - Lease Liabilities and Other Loans - Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Balance		$ 13,508	$ 8,973
Net cash flows		(4,216)	(5,617)
Change in credit facility		(7,483)	7,483
New and modified leases		6,027	2,692
Other changes (1)	[1]	0	(23)
Balance		7,836	13,508
Non-current lease liabilities [member]
Statement Line Items [Line Items]
Balance		1,925	3,094
Net cash flows		(353)	(1,836)
Change in credit facility		0	0
New and modified leases		3,151	667
Other changes (1)	[1]	0	0
Balance		4,723	1,925
Non-current interest bearing loans [member]
Statement Line Items [Line Items]
Balance		155	490
Net cash flows		(9)	(33)
Change in credit facility		0	0
New and modified leases		0	0
Other changes (1)	[1]	(146)	(301)
Balance		0	155
Current lease liabilities [member]
Statement Line Items [Line Items]
Balance		3,449	4,707
Net cash flows		(3,484)	(3,283)
Change in credit facility		0	0
New and modified leases		2,875	2,025
Other changes (1)	[1]	0	0
Balance		2,840	3,449
Current interest bearing loans [member]
Statement Line Items [Line Items]
Balance		7,784	311
Net cash flows		(301)	(311)
Change in credit facility		(7,483)	7,483
New and modified leases		0	0
Other changes (1)	[1]	146	301
Balance		146	7,784
Other current loans [member]
Statement Line Items [Line Items]
Balance		194	371
Net cash flows		(68)	(154)
Change in credit facility		0	0
New and modified leases		0	0
Other changes (1)	[1]	0	(23)
Balance		$ 126	$ 194

[1]	"Other changes" includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on interest-bearing loans and borrowings, including lease liabilities.